UC INVESTMENT FUND [logo]                                   Shareholder Services
                                                            --------------------
                                                              UC Investment Fund
                                                                  P.O. Box 46707
                                                     Cincinnati, Ohio 45246-0707
                                                                     877-UCFUNDS


October 2, 2001


Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.  20549

Re:      UC Investment Trust
         File No. 333-47987

Ladies and Gentlemen:

Pursuant  to Rule  497(j)  under the  Securities  Act of 1933,  the  undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to UC Investment Trust's registration statement on Form N-1A and (ii) the text of the most recent amendment has been filed electronically.

Very truly yours,
UC INVESTMENT TRUST

/s/ John F. Splain

John F. Splain
Secretary


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